UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

Legg Mason Partners Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT SERIES

LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 0.1%
920	BorgWarner Inc.	$55,200

Diversified Consumer Services - 0.8%
36,100	ServiceMaster Co.	371,469

Hotels, Restaurants & Leisure - 3.4%
7,300	CBRL Group Inc.	238,491
20,550	Shuffle Master Inc.*	599,033
7,000	Station Casinos Inc.	384,020
13,600	WMS Industries Inc.*	360,808

	Total Hotels, Restaurants & Leisure	1,582,352

Household Durables - 1.5%
3,080	Black & Decker Corp.	217,171
3,270	Mohawk Industries Inc.*	225,695
9,400	Toll Brothers Inc.*	240,358

	Total Household Durables	683,224

Internet & Catalog Retail - 2.9%
28,200	Amazon.com Inc.*	758,298
17,800	IAC/InterActiveCorp.*	422,038
7,100	VistaPrint Ltd.*	157,052

	Total Internet & Catalog Retail	1,337,388

Media - 1.5%
41,600	Time Warner Inc.	686,400

Multiline Retail - 0.5%
18,400	Dollar General Corp.	246,928

Specialty Retail - 5.0%
9,000	Bebe Stores Inc.	139,320
12,330	Bed Bath & Beyond Inc.*	412,808
11,000	Dick’s Sporting Goods Inc.*	400,510
23,500	Home Depot Inc.	815,685
11,000	Sherwin-Williams Co.	556,600

	Total Specialty Retail	2,324,923

	TOTAL CONSUMER DISCRETIONARY	7,287,884

CONSUMER STAPLES - 7.7%
Beverages - 3.8%
16,500	Coca-Cola Co.	734,250
4,000	Molson Coors Brewing Co., Class B Shares	285,800
11,500	PepsiCo Inc.	728,870

	Total Beverages	1,748,920

Food & Staples Retailing - 0.5%
12,500	Wild Oats Markets Inc.*	223,625

Food Products - 1.5%
15,750	Wm. Wrigley Jr. Co.	722,295

Household Products - 1.9%
15,422	Procter & Gamble Co.	866,716

	TOTAL CONSUMER STAPLES	3,561,556

ENERGY - 5.2%
Energy Equipment & Services - 3.1%
16,500	FMC Technologies Inc.*	1,039,830
6,600	Nabors Industries Ltd.*	233,112
3,700	Smith International Inc.	164,909

	Total Energy Equipment & Services	1,437,851

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
ENERGY - 5.2% (continued)
Oil, Gas & Consumable Fuels - 2.1%
6,050	Murphy Oil Corp.	$311,333
10,450	Newfield Exploration Co.*	484,671
4,200	Pioneer Natural Resources Co.	190,470

	Total Oil, Gas & Consumable Fuels	986,474

	TOTAL ENERGY	2,424,325

FINANCIALS - 16.2%
Capital Markets - 5.1%
5,850	Affiliated Managers Group Inc.*	535,567
2,700	Bear Stearns Cos. Inc.	383,049
6,900	Investment Technology Group Inc.*	347,484
15,100	Merrill Lynch & Co. Inc.	1,099,582

	Total Capital Markets	2,365,682

Commercial Banks - 1.2%
300	Comerica Inc.	17,565
6,700	East-West Bancorp Inc.	270,345
7,500	Western Alliance Bancorp*	283,950

	Total Commercial Banks	571,860

Consumer Finance - 0.6%
8,640	Nelnet Inc., Class A Shares*	264,989

Diversified Financial Services - 0.5%
8,700	optionsXpress Holdings Inc.	227,766

Insurance - 5.4%
13,900	American International Group Inc.	843,313
320	Berkshire Hathaway Inc., Class B Shares*	975,040
5,000	Cincinnati Financial Corp.	235,800
4,800	National Financial Partners Corp.	216,192
12,625	Old Republic International Corp.	268,534

	Total Insurance	2,538,879

Real Estate Investment Trusts (REITs) - 1.3%
2,500	Alexandria Real Estate Equities Inc.	236,050
6,500	FelCor Lodging Trust Inc.	143,000
19,660	Spirit Finance Corp.	218,226

	Total Real Estate Investment Trusts (REITs)	597,276

Thrifts & Mortgage Finance - 2.1%
22,600	Hudson City Bancorp Inc.	293,122
2,900	MGIC Investment Corp.	165,039
15,600	New York Community Bancorp Inc.	254,748
5,900	PMI Group Inc.	250,514

	Total Thrifts & Mortgage Finance	963,423

	TOTAL FINANCIALS	7,529,875

HEALTH CARE - 19.6%
Biotechnology - 7.1%
16,000	Amgen Inc.*	1,115,840
15,000	Biogen Idec Inc.*	631,800
11,200	Genentech Inc.*	905,184
5,700	ImClone Systems Inc.*	185,250
7,200	MedImmune Inc.*	182,736
8,100	Vertex Pharmaceuticals Inc.*	271,512

	Total Biotechnology	3,292,322

Health Care Equipment & Supplies - 3.1%
6,700	Fisher Scientific International Inc.*	496,537
5,600	Gen-Probe Inc.*	290,920
9,400	ResMed Inc.*	436,254

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies - 3.1% (continued)
4,800	Ventana Medical Systems Inc.*	$223,728

	Total Health Care Equipment & Supplies	1,447,439

Health Care Providers & Services - 6.6%
17,300	Allscripts Healthcare Solutions, Inc.*	329,738
8,925	Coventry Health Care Inc.*	470,347
8,500	Eclipsys Corp.*	165,920
3,450	Omnicare Inc.	156,147
5,600	Pediatrix Medical Group Inc.*	237,440
17,200	Sierra Health Services Inc.*	742,696
23,900	VCA Antech Inc.*	835,783
3,000	WellCare Health Plans Inc.*	147,180

	Total Health Care Providers & Services	3,085,251

Life Sciences Tools & Services - 0.5%
7,700	Parexel International Corp.*	228,459

Pharmaceuticals - 2.3%
1,300	Endo Pharmaceuticals Holdings Inc.*	41,581
11,700	MGI Pharma Inc.*	170,937
33,800	Pfizer Inc.	878,462

	Total Pharmaceuticals	1,090,980

	TOTAL HEALTH CARE	9,144,451

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.9%
3,385	Alliant Techsystems Inc.*	271,274
5,900	Armor Holdings Inc.*	304,794
3,900	L-3 Communications Holdings Inc.	287,235

	Total Aerospace & Defense	863,303

Commercial Services & Supplies - 0.6%
8,920	R.R. Donnelley & Sons Co.	260,375

Electrical Equipment - 1.0%
10,680	Roper Industries Inc.	482,736

Industrial Conglomerates - 1.3%
18,800	General Electric Co.	614,572

Machinery - 2.4%
12,300	AGCO Corp.*	282,408
4,300	Eaton Corp.	275,630
7,600	JLG Industries Inc.	137,560
5,000	Mueller Industries Inc.	183,700
3,500	Parker Hannifin Corp.	252,840

	Total Machinery	1,132,138

Trading Companies & Distributors - 1.0%
11,800	MSC Industrial Direct Co. Inc., Class A Shares	486,514

	TOTAL INDUSTRIALS	3,839,638

INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 4.1%
36,300	Cisco Systems Inc.*	647,955
24,000	Juniper Networks Inc.*	322,800
42,400	Motorola Inc.	965,024

	Total Communications Equipment	1,935,779

Computers & Peripherals - 2.2%
6,100	Avid Technology Inc.*	214,964
7,900	Dell Inc.*	171,272
7,300	Intergraph Corp.*	259,369
4,200	Lexmark International Inc., Class A Shares*	227,010

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Computers & Peripherals - 2.2% (continued)
9,200	Western Digital Corp.*	$161,368

	Total Computers & Peripherals	1,033,983

Electronic Equipment & Instruments - 1.9%
18,050	Benchmark Electronics Inc.*	439,156
9,800	Trimble Navigation Ltd.*	470,694

	Total Electronic Equipment & Instruments	909,850

Internet Software & Services - 3.2%
25,700	eBay Inc.*	618,599
8,200	j2 Global Communications Inc.*	229,600
2,100	WebEx Communications Inc.*	71,988
20,300	Yahoo! Inc.*	550,942

	Total Internet Software & Services	1,471,129

IT Services - 1.3%
31,400	MPS Group Inc.*	407,886
8,800	Sabre Holdings Corp., Class A Shares	182,160

	Total IT Services	590,046

Semiconductors & Semiconductor Equipment - 6.8%
6,400	Diodes Inc.*	229,696
16,400	Entegris Inc.*	154,980
7,500	FormFactor Inc.*	321,525
7,700	Freescale Semiconductor Inc., Class B Shares*	219,604
25,900	Intel Corp.	466,200
800	Lam Research Corp.*	33,272
18,090	MEMC Electronic Materials Inc.*	550,298
17,220	Microsemi Corp.*	435,666
25,100	Texas Instruments Inc.	747,478

	Total Semiconductors & Semiconductor Equipment	3,158,719

Software - 4.0%
13,100	Check Point Software Technologies Ltd.*	220,080
14,000	Electronic Arts Inc.*	659,540
10,100	Internet Security Systems Inc.*	227,149
31,100	Microsoft Corp.	747,333

	Total Software	1,854,102

	TOTAL INFORMATION TECHNOLOGY	10,953,608

MATERIALS - 0.7%
Metals & Mining - 0.7%
5,400	Steel Dynamics Inc.	313,308

UTILITIES - 1.2%
Multi-Utilities - 1.2%
8,250	SCANA Corp.	329,918
4,600	Sempra Energy	221,996

	TOTAL UTILITIES	551,914

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $40,460,648)	45,606,559

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.2%
Repurchase Agreement - 2.2%
$1,021,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity - $1,021,149; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value - $1,041,421) (Cost - $1,021,000)	1,021,000

	TOTAL INVESTMENTS - 100.2% (Cost - $41,481,648#)	46,627,559
	Liabilities in Excess of Other Assets - (0.2)%	(100,392)

	TOTAL NET ASSETS - 100.0%	$46,527,167

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 5.1%
Hotels, Restaurants & Leisure - 0.9%
19,721	McDonald’s Corp.	$697,926

Leisure Equipment & Products - 0.3%
9,700	Hasbro Inc.	181,390

Media - 3.3%
8,536	Gannett Co. Inc.	444,897
15,200	News Corp., Class B Shares	305,824
69,300	Pearson PLC	941,270
19,970	Regal Entertainment Group, Class A Shares	392,610
22,800	Time Warner Inc.	376,200

	Total Media	2,460,801

Specialty Retail - 0.6%
12,799	Home Depot Inc.	444,253

	TOTAL CONSUMER DISCRETIONARY	3,784,370

CONSUMER STAPLES - 13.1%
Beverages - 1.8%
11,400	Coca-Cola Co.	507,300
12,897	PepsiCo Inc.	817,412

	Total Beverages	1,324,712

Food & Staples Retailing - 2.1%
34,100	Wal-Mart Stores Inc.	1,517,450

Food Products - 5.9%
9,900	Cadbury Schweppes PLC, Sponsored ADR	388,674
11,250	Campbell Soup Co.	412,650
12,800	General Mills Inc.	664,320
8,600	H.J. Heinz Co.	360,942
5,600	Kellogg Co.	269,752
39,404	Kraft Foods Inc., Class A Shares	1,276,690
42,161	Unilever PLC, Sponsored ADR	1,007,226

	Total Food Products	4,380,254

Household Products - 3.3%
28,606	Kimberly-Clark Corp.	1,746,396
12,800	Procter & Gamble Co.	719,360

	Total Household Products	2,465,756

	TOTAL CONSUMER STAPLES	9,688,172

ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
26,601	BP PLC, Sponsored ADR	1,929,105
27,946	Chevron Corp.	1,838,288
42,842	Exxon Mobil Corp.	2,902,117

	TOTAL ENERGY	6,669,510

EXCHANGE TRADED FUND - 0.5%
11,400	Health Care Select Sector SPDR Fund	363,318

FINANCIALS - 13.7%
Capital Markets - 2.3%
12,100	Merrill Lynch & Co. Inc.	881,122
14,526	UBS AG	790,214

	Total Capital Markets	1,671,336

Commercial Banks - 2.9%
7,200	Wachovia Corp.	386,136

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Commercial Banks - 2.9% (continued)
24,573	Wells Fargo & Co.	$1,777,611

	Total Commercial Banks	2,163,747

Consumer Finance - 0.6%
8,500	American Express Co.	442,510

Diversified Financial Services - 5.5%
37,678	Bank of America Corp.	1,941,547
47,141	JPMorgan Chase & Co.	2,150,573

	Total Diversified Financial Services	4,092,120

Insurance - 2.1%
25,842	Chubb Corp.	1,302,954
5,600	St. Paul Travelers Cos. Inc.	256,480

	Total Insurance	1,559,434

Real Estate Investment Trusts (REITs) - 0.3%
14,500	Annaly Mortgage Management Inc.	185,745

	TOTAL FINANCIALS	10,114,892

HEALTH CARE - 17.4%
Health Care Equipment & Supplies - 1.6%
19,192	Baxter International Inc.	806,064
7,150	Medtronic Inc.	361,218

	Total Health Care Equipment & Supplies	1,167,282

Pharmaceuticals - 15.8%
45,256	Abbott Laboratories	2,161,879
8,500	Bristol-Myers Squibb Co.	203,745
12,200	Eli Lilly & Co.	692,594
26,994	GlaxoSmithKline PLC, Sponsored ADR	1,493,578
39,950	Johnson & Johnson	2,498,873
14,400	Novartis AG, Sponsored ADR	809,568
67,657	Pfizer Inc.	1,758,405
42,605	Wyeth	2,065,064

	Total Pharmaceuticals	11,683,706

	TOTAL HEALTH CARE	12,850,988

INDUSTRIALS - 16.2%
Aerospace & Defense - 4.7%
45,082	Honeywell International Inc.	1,744,674
12,800	Raytheon Co.	576,896
18,600	United Technologies Corp.	1,156,734

	Total Aerospace & Defense	3,478,304

Air Freight & Logistics - 0.5%
5,700	United Parcel Service Inc., Class B Shares	392,787

Building Products - 0.4%
11,300	Masco Corp.	302,049

Commercial Services & Supplies - 2.4%
12,750	Pitney Bowes Inc.	526,830
14,300	R.R. Donnelley & Sons Co.	417,417
24,200	Waste Management Inc.	831,996

	Total Commercial Services & Supplies	1,776,243

Electrical Equipment - 2.9%
7,200	American Power Conversion Corp.	121,536
4,300	Cooper Industries Ltd., Class A Shares	370,488
20,710	Emerson Electric Co.	1,634,433

	Total Electrical Equipment	2,126,457

Industrial Conglomerates - 5.3%
12,800	3M Co.	901,120

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Industrial Conglomerates - 5.3% (continued)
78,025	General Electric Co.	$2,550,637
17,100	Tyco International Ltd.	446,139

	Total Industrial Conglomerates	3,897,896

	TOTAL INDUSTRIALS	11,973,736

INFORMATION TECHNOLOGY - 5.1%
Computers & Peripherals - 1.2%
11,430	International Business Machines Corp.	884,796

IT Services - 1.1%
18,500	Automatic Data Processing Inc.	809,560

Semiconductors & Semiconductor Equipment - 0.4%
18,500	Intel Corp.	333,000

Software - 2.4%
72,621	Microsoft Corp.	1,745,083

	TOTAL INFORMATION TECHNOLOGY	3,772,439

MATERIALS - 8.5%
Chemicals - 6.0%
31,667	Dow Chemical Co.	1,095,045
50,800	E.I. du Pont de Nemours & Co.	2,014,728
42,600	Olin Corp.	682,878
9,980	PPG Industries Inc.	614,169

	Total Chemicals	4,406,820

Metals & Mining - 1.0%
25,644	Alcoa Inc.	768,038

Paper & Forest Products - 1.5%
18,688	Weyerhaeuser Co.	1,096,238

	TOTAL MATERIALS	6,271,096

TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 4.4%
8,500	AT&T Inc.	254,915
32,511	BellSouth Corp.	1,273,456
8,600	Embarq Corp.	389,150
37,919	Verizon Communications Inc.	1,282,420

	Total Diversified Telecommunication Services	3,199,941

Wireless Telecommunication Services - 1.3%
44,188	Vodafone Group PLC, Sponsored ADR	957,985

	TOTAL TELECOMMUNICATION SERVICES	4,157,926

UTILITIES - 2.2%
Electric Utilities - 1.2%
13,416	Duke Energy Corp.	406,773
11,600	FPL Group Inc.	500,424

	Total Electric Utilities	907,197

Multi-Utilities - 1.0%
5,700	Ameren Corp.	293,550
18,600	NiSource Inc.	423,150

	Total Multi-Utilities	716,700

	TOTAL UTILITIES	1,623,897

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $64,926,007)	71,270,344

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 3.3%
Repurchase Agreement - 3.3%
$2,484,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity - $2,484,363; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value - $2,533,683) (Cost - $2,484,000)	$2,484,000

	TOTAL INVESTMENTS - 99.8% (Cost - $67,410,007#)	73,754,344
	Other Assets in Excess of Liabilities - 0.2%	126,438

	TOTAL NET ASSETS - 100.0%	$73,880,782

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 2.4%
32,540	McDonald’s Corp.	$1,151,591
11,400	Station Casinos Inc.	625,404

	Total Hotels, Restaurants & Leisure	1,776,995

Household Durables - 1.2%
34,300	Toll Brothers Inc.*	877,051

Media - 3.8%
16,400	EchoStar Communications Corp., Class A Shares*	574,820
64,520	News Corp., Class B Shares	1,298,142
58,400	Time Warner Inc.	963,600

	Total Media	2,836,562

Specialty Retail - 1.9%
20,600	Best Buy Co. Inc.	934,004
22,300	Staples Inc.	482,126

	Total Specialty Retail	1,416,130

	TOTAL CONSUMER DISCRETIONARY	6,906,738

CONSUMER STAPLES - 9.4%
Beverages - 2.3%
26,310	PepsiCo Inc.	1,667,528

Food & Staples Retailing - 2.6%
42,800	Wal-Mart Stores Inc.	1,904,600

Food Products - 3.0%
28,760	Kellogg Co.	1,385,369
24,850	McCormick & Co. Inc., Non Voting Shares	871,241

	Total Food Products	2,256,610

Household Products - 1.5%
20,240	Procter & Gamble Co.	1,137,488

	TOTAL CONSUMER STAPLES	6,966,226

ENERGY - 9.7%
Energy Equipment & Services - 1.1%
17,510	ENSCO International Inc.	809,312

Oil, Gas & Consumable Fuels - 8.6%
11,836	ConocoPhillips	812,423
32,220	Exxon Mobil Corp.	2,182,583
13,800	Nexen Inc.	810,336
9,480	Suncor Energy Inc.	768,354
27,300	Total SA, Sponsored ADR	1,862,679

	Total Oil, Gas & Consumable Fuels	6,436,375

	TOTAL ENERGY	7,245,687

FINANCIALS - 23.0%
Capital Markets - 3.8%
9,090	Goldman Sachs Group Inc.	1,388,498
19,820	Merrill Lynch & Co. Inc.	1,443,292

	Total Capital Markets	2,831,790

Commercial Banks - 3.0%
31,240	Wells Fargo & Co.	2,259,902

Consumer Finance - 3.0%
24,710	American Express Co.	1,286,403
11,770	Capital One Financial Corp.	910,409

	Total Consumer Finance	2,196,812

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 23.0% (continued)
Diversified Financial Services - 5.0%
33,636	Bank of America Corp.	$1,733,263
42,848	JPMorgan Chase & Co.	1,954,726

	Total Diversified Financial Services	3,687,989

Insurance - 3.6%
21,170	AFLAC Inc.	934,444
8	Berkshire Hathaway Inc., Class A Shares*	732,800
19,920	Chubb Corp.	1,004,366

	Total Insurance	2,671,610

Thrifts & Mortgage Finance - 4.6%
25,200	Freddie Mac	1,458,072
17,060	Golden West Financial Corp.	1,256,639
56,100	Hudson City Bancorp Inc.	727,617

	Total Thrifts & Mortgage Finance	3,442,328

	TOTAL FINANCIALS	17,090,431

HEALTH CARE - 10.1%
Biotechnology - 2.0%
21,870	Amgen Inc.*	1,525,214

Health Care Providers & Services - 2.2%
14,755	Coventry Health Care Inc.*	777,589
17,700	UnitedHealth Group Inc.	846,591

	Total Health Care Providers & Services	1,624,180

Pharmaceuticals - 5.9%
29,700	Sanofi-Aventis, ADR	1,407,483
35,700	Schering-Plough Corp.	729,708
37,280	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,233,222
20,700	Wyeth	1,003,329

	Total Pharmaceuticals	4,373,742

	TOTAL HEALTH CARE	7,523,136

INDUSTRIALS - 12.0%
Aerospace & Defense - 4.1%
11,775	Boeing Co.	911,620
18,148	Honeywell International Inc.	702,328
24,000	Orbital Sciences Corp.*	429,840
22,370	Raytheon Co.	1,008,216

	Total Aerospace & Defense	3,052,004

Building Products - 1.8%
49,300	Masco Corp.	1,317,789

Industrial Conglomerates - 4.9%
88,200	General Electric Co.	2,883,258
8,480	Textron Inc.	762,437

	Total Industrial Conglomerates	3,645,695

Machinery - 1.2%
12,000	Parker Hannifin Corp.	866,880

	TOTAL INDUSTRIALS	8,882,368

INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 4.0%
59,000	Cisco Systems Inc.*	1,053,150
15,800	Motorola Inc.	359,608
45,100	QUALCOMM Inc.	1,590,226

	Total Communications Equipment	3,002,984

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 12.6% (continued)
Electronic Equipment & Instruments - 0.7%
27,270	Dolby Laboratories Inc., Class A Shares*	$546,764

IT Services - 1.0%
21,400	Paychex Inc.	731,452

Semiconductors & Semiconductor Equipment - 1.8%
38,700	ASML Holding NV, NY Registered Shares*	770,130
18,300	Texas Instruments Inc.	544,974

	Total Semiconductors & Semiconductor Equipment	1,315,104

Software - 5.1%
21,900	Adobe Systems Inc.*	624,369
13,660	Electronic Arts Inc.*	643,523
103,120	Microsoft Corp.	2,477,973

	Total Software	3,745,865

	TOTAL INFORMATION TECHNOLOGY	9,342,169

MATERIALS - 6.2%
Chemicals - 2.8%
27,400	E.I. du Pont de Nemours & Co.	1,086,684
22,300	Ecolab Inc.	960,461

	Total Chemicals	2,047,145

Metals & Mining - 3.4%
82,723	Barrick Gold Corp.	2,547,868

	TOTAL MATERIALS	4,595,013

TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
11,680	ALLTEL Corp.	644,386
80,509	Sprint Nextel Corp.	1,594,078

	TOTAL TELECOMMUNICATION SERVICES	2,238,464

UTILITIES - 2.2%
Multi-Utilities - 2.2%
33,700	Sempra Energy	1,626,362

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $62,457,446)	72,416,594

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.1%
Repurchase Agreement - 2.1%
$1,513,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity - $1,513,221; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value - $1,543,262) (Cost - $1,513,000)	1,513,000

	TOTAL INVESTMENTS - 99.6% (Cost - $63,970,446#)	73,929,594
	Other Assets in Excess of Liabilities - 0.4%	321,557

	TOTAL NET ASSETS - 100.0%	$74,251,151

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS(a) - 51.8%
U.S. Government Agency - 0.8%
$1,000,000	Federal National Mortgage Association (FNMA), Notes, 4.686% due 2/17/09 (b)	$973,510

U.S. Government Obligations - 51.0%
	U.S. Treasury Bonds:
300,000	7.250% due 5/15/16	351,281
200,000	9.000% due 11/15/18 (c)	270,453
700,000	7.625% due 2/15/25	902,453
8,000,000	5.375% due 2/15/31	8,274,376
	U.S. Treasury Notes:
1,500,000	3.625% due 4/30/07	1,483,770
7,700,000	3.500% due 5/31/07	7,599,546
8,500,000	3.250% due 8/15/08	8,223,759
7,500,000	3.375% due 10/15/09	7,160,453
5,000,000	4.000% due 4/15/10	4,848,050
5,000,000	4.125% due 8/15/10	4,859,380
6,300,000	4.250% due 8/15/13	6,047,263
8,000,000	4.000% due 2/15/15	7,470,632
2,000,000	4.250% due 8/15/15	1,895,938
4,000,000	4.500% due 11/15/15	3,859,376

	Total U.S. Government Obligations	63,246,730

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $66,604,173)	64,220,240

ASSET-BACKED SECURITIES(b) - 11.9%
Credit Card - 0.4%
500,000	Capital One Multi-Asset Execution Trust, Series 2004-A2, Class A2, 5.459% due 1/17/12 (a)	501,418

Home Equity - 10.5%
1,132,731	Ace Securities Corp., Series 2006-GP1, Class A, 5.515% due 2/25/31 Countrywide Home Equity Loan Trust:	1,133,419
1,062,509	Series 2004-I, Class A, 5.659% due 2/15/34 (a)	1,066,372
1,200,000	Series 2006-E, Class 2A, 5.535% due 12/25/31 (a)	1,199,534
1,200,000	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, 5.595% due 11/25/36 (a)	1,200,726
1,121,968	GSAMP Trust, Series 2006-S4, Class A1, 5.475% due 7/5/36 (a)	1,122,726
1,134,736	Indymac Seconds Asset Backed Trust, Series 2006-A, Class A, 5.515% due 6/25/36 (a)	1,135,427
	Morgan Stanley ABS Capital I:
827,489	Series 2005-WMC2, Class A1MZ, 5.635% due 2/25/35 (a)	828,394
983,739	Series 2005-WMC3, Class A1MZ, 5.645% due 3/25/35 (a)	984,656
966,887	Series 2005-WMC4, Class A1MZ, 5.645% due 4/25/35 (a)	969,697
1,159,367	Morgan Stanley Ixis Real Estate Capital Trust, Series 2006-1, Class 1A, 5.415% due 7/25/36 (a)	1,159,987
1,119,047	SACO I Trust, Series 2006-6, Class A, 5.515% due 6/25/36 (a)	1,119,729
1,154,141	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.495% due 2/25/36 (a)(d)	1,154,141

	Total Home Equity	13,074,808

Student Loan - 1.0%
1,200,000	SLM Student Loan Trust, Series 2006-5, Class A2, 5.429% due 7/25/17 (a)	1,200,000

	TOTAL ASSET-BACKED SECURITIES (Cost - $14,770,666)	14,776,226

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9%
	Countrywide Alternative Loan Trust:
$1,196,542	Series 2006-OA9, Class 1A1, 5.578% due 7/25/36 (b)	$1,196,679
1,191,951	Series 2006-OA9, Class 2A1B, 5.578% due 7/25/36 (b)	1,192,469
1,195,429	Series 2006-OA11, Class A4, 5.540% due 7/25/36 (b)	1,195,435
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	Series 2525, Class AM, 4.500% due 4/15/32 (a)(b)	107,370
1,805,621	Series 2686, Class QI, PAC IO, 5.500% due 1/15/23 (a)(b)	55,040
962,824	Series 2780, Class SL, PAC, 6.000% due 4/15/34 (a)(b)	954,958
1,078,311	Impac Secured Assets Corp., Series 2005-2, Class A1, 5.705% due 3/25/36 (a)(b)	1,081,213
1,155,655	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.575% due 5/25/46 (a)(b)	1,154,791
226,439	MASTR Adjustable Rate Mortgage Trust, Series 2004-15, Class 1A1, 4.607% due 12/25/34 (a)(b)	226,625
	Morgan Stanley Mortgage Loan Trust:
1,038,108	Series 2006-4SL, Class A1, 5.535% due 3/25/36 (a)(b)	1,039,050
1,131,098	Series 2006-8AR, Class 1A2, 5.455% due 6/25/36 (a)(b)	1,131,093
1,184,719	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.513% due 6/25/36 (a)(b)	1,184,719
1,200,000	Structured Asset Mortgage, Series 2006-AR6, Class 1A1, 1.000% due 7/25/36	1,200,000
	Thornburg Mortgage Securities Trust, Series 2006-3:
1,190,998	Class A2, 5.446% due 6/25/09 (a)(b)	1,190,998
1,189,869	Class A3, 5.451% due 6/25/09 (a)(b)	1,189,869
	Washington Mutual Inc.:
1,092,022	5.705% due 8/25/45 (b)	1,095,991
1,102,751	Series 2005-AR17, Class A1A1, 5.655% due 12/25/45 (b)	1,106,891
991,912	Series 2005-AR19, Class A1A2, 5.675% due 12/25/45 (b)	995,897
1,164,939	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.480% due 6/25/36 (b)	1,164,939

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $18,451,002)	18,464,027

MORTGAGE-BACKED SECURITIES - 45.8%
FHLMC - 2.5%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
261,357	6.500% due 9/1/31 (a)	265,921
115,181	6.000% due 12/1/31 (a)	115,139
299,460	5.000% due 8/1/33 (a)	284,638
2,600,000	5.000% due 8/14/36 (e)(f)	2,458,625

	TOTAL FHLMC	3,124,323

FNMA - 37.3%
	Federal National Mortgage Association (FNMA):
1,600,000	4.875% due 4/15/09 (a)	1,587,043
17,900,000	5.000% due 8/17/21-8/14/36 (e)(f)	17,015,055
12,500,000	5.500% due 8/17/21-8/14/36 (e)(f)	12,213,125
1,030,000	6.000% due 8/17/21 (e)	1,039,012
114,186	6.500% due 4/1/29-5/1/32 (a)	116,058
119,630	7.000% due 11/1/31 (a)	122,914
87,681	7.500% due 3/1/32-4/1/32 (a)	90,680
1,691,230	6.000% due 6/1/32-1/1/33 (a)	1,687,778
42,264	7.500% due 12/1/32 (a)(b)	43,710
2,400,000	4.500% due 8/14/36 (e)(f)	2,205,749
4,100,000	6.000% due 8/14/36-9/13/36 (e)(f)	4,072,812

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 45.8% (continued)
$6,000,000	6.500% due 8/14/36 (e)(f)	$6,071,250

	TOTAL FNMA	46,265,186

GNMA - 6.0%
	Government National Mortgage Association (GNMA):
47,895	6.500% due 6/15/31 (a)	48,857
58,255	7.000% due 9/15/31 (a)	60,158
5,423,674	6.000% due 3/15/33 (a)	5,435,941
2,000,000	5.000% due 8/21/36 (e)(f)	1,910,000

	TOTAL GNMA	7,454,956

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $58,570,986)	56,844,465

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $158,396,827)	154,304,958

SHORT-TERM INVESTMENT - 13.2%
Repurchase Agreement - 13.2%
16,378,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 7/31/06, 5.250% due 8/1/06; Proceeds at maturity - $16,380,388; (Fully collateralized by U.S. Treasury Note, 5.125% due 6/30/11; Market value - $16,710,544) (Cost - $16,378,000) (a)	16,378,000

	TOTAL INVESTMENTS - 137.6% (Cost - $174,774,827#)	170,682,958
	Liabilities in Excess of Other Assets - (37.6)%	(46,652,061)

	TOTAL NET ASSETS - 100.0%	$124,030,897

(a)	All or a portion of this security is segregated for open futures contracts, TBA’s and/or mortgage dollar rolls.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(f)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Cost

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio, Legg Mason Partners Variable Dividend Strategy Portfolio, Legg Mason Partners Variable Growth and Income Portfolio and Legg Mason Partners Variable Government Portfolio (the “Funds”) (formerly known as Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Dividend Strategy Portfolio, Smith Barney Growth and Income Portfolio and SB Government Portfolio, respectively) are separate diversified investment funds of Legg Mason Partners Investment Series (formerly known as Smith Barney Investment Series) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Mortgage Dollar Rolls. The Legg Mason Partners Variable Government Portfolio enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Notes to Schedules of Investments (unaudited) (continued)

(e) Securities Traded on a To-Be-Announced Basis. The Legg Mason Partners Variable Government Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio	$8,044,797	$(2,898,886)	$5,145,911
Legg Mason Partners Variable Dividend Strategy Portfolio	9,022,162	(2,677,825)	6,344,337
Legg Mason Partners Variable Growth and Income Portfolio	12,348,189	(2,389,041)	9,959,148
Legg Mason Partners Variable Government Portfolio	211,517	(4,303,386)	(4,091,869)

At July 31, 2006, Legg Mason Partners Variable Government Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2 Year Notes	239	9/06	$48,402,428	$48,629,031	$226,603
U.S. Treasury Bond	12	9/06	1,294,185	1,299,375	5,190

					231,793

Contracts to Sell:
U.S. Treasury 10 Year Notes	117	9/06	$12,352,056	$12,405,656	(53,600)

Net Unrealized Gain on Open Futures Contracts					$178,193

At July 31, 2006, Legg Mason Partners Variable Government Portfolio had outstanding mortgage dollar rolls with a total cost of $47,361,024. During the period ended July 31, 2006, Legg Mason Partners Variable Government Portfolio entered into a mortgage dollar roll transaction in the aggregate amount of $451,844,164 for the period ended July 31, 2006. For the period ended July 31, 2006, Legg Mason Partners Variable Government Portfolio recorded interest income of $389,325 related to such mortgage rolls.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Series

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2006

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	September 28, 2006